Note 8 - Provisions - Schedule of Provisions (Details) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Provisions		$ 1,026,219	$ 875,908
Annual leave [member]
Statement Line Items [Line Items]
Provisions	[1]	747,745	631,941
Long service leave [member]
Statement Line Items [Line Items]
Provisions	[1],[2]	278,474	243,967
Non-current provisions	[2]	$ 0	$ 0

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months